General	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Regentis Biomaterials Ltd. (the “Company”) commenced operations in September 2004. The Company develops innovative tissue repair solutions that seek to restore health and enhance the quality of life of patients. The Company’s current efforts are focused on orthopedic treatments using our Gelrin platform based on degradable hydrogel implants to regenerate damaged or diseased tissue. Gelrin is a unique hydrogel matrix of polyethylene glycol diacrylate and denatured fibrinogen. The Company’s lead product candidate is GelrinC, a cell-free, off-the-shelf hydrogel that is cured into an implant in the knee for the treatment of painful injuries to articular knee cartilage.

b.	Transaction with OceanTech Corp.

On May 2, 2023, OceanTech Acquisitions I Corp., a Delaware corporation (the “OceanTech”), R.B. Merger Sub Ltd., an Israeli company and a wholly-owned subsidiary of OceanTech (“Merger Sub”), Aspire Acquisition LLC, OceanTech’s sponsor (the “Sponsor”), and the Company executed a definitive Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, among other things, Merger Sub will merge with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly owned subsidiary of OceanTech. In May 2024, due to OceanTech not meeting certain Nasdaq compliance requirements, the Company and OceanTech were unable to proceed with the Merger and, as a result, the Merger Agreement was terminated.

c.	Forward share split

On March 20, 2025, the Company effected a two and a half-for-one (2.5-for-1) forward share split of its ordinary shares, no par value, and all classes of its preferred shares (the “Split”). As a result of the Split, each one (1) ordinary share or preferred share, as applicable, issued and outstanding at the time of the Split, was split into two and a half (2.5) ordinary shares or preferred shares, as applicable. All outstanding securities entitling their holders the right to purchase ordinary shares, including warrants and share options, were adjusted as a result of the Split, as required by the terms of those securities. All share amounts, share prices, and exercise prices have been adjusted accordingly.

d.	Initial Public Offering

On December 5, 2025, the Company closed its initial public offering (the “IPO”) of 1,250,000 ordinary shares at a price of $8.00 per share for gross proceeds of approximately $10,000 (net proceeds of approximately $8,048 after deducting underwriting discounts and commissions and other offering expenses). The Company’s ordinary shares are listed on the NYSE and commenced trading under the symbol “RGNT” on December 4, 2025, refer to Note 11.

e.	Going concern and management plans

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. As of December 31, 2025, the Company had cash and cash equivalents balance of $7,378. The extent of the Company’s future operating losses and the timing of becoming profitable are uncertain. The Company has incurred net loss of $13,648 for the year ended December 31, 2025. As of December 31, 2025, the Company’s accumulated deficit was $55,794. The Company has funded its operations to date primarily through equity financing, loans, issuance of convertible notes and its recent IPO.

Management expects that the Company will continue to generate losses from the development, clinical trials, regulatory activities of its product and from the general administration of its business, which will result in negative cash flow from operating activity.

While the Company has been successful in raising financing in the past, it is not probable that the Company will be able to successfully obtain additional financing on a timely basis on terms acceptable to the Company, or will provide the Company with sufficient funds to meet its objective.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plans include, but are not limited to additional fund raising in the United States.

If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company’s financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

f.	Impact of Wars in Israel

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations in parallel to their continued rocket and terror attacks. In addition, Hezbollah have attacked military and civilian targets in Northern Israel, to which Israel has responded, including through increased air and ground operations in Lebanon. Since the war broke out, the Company’s operations have not been adversely affected by this situation, and we have not experienced disruptions to our development. On June 13, 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a pre-emptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. On June 25, 2025, a ceasefire between Israel and Iran took effect. Nonetheless, hostilities between Israel and Iran may resume and further escalate, with both sides launching attacks against one another. The situation remains volatile, and the risk of broader regional escalation involving additional actors persists. The Company experienced disruptions to its work during such period. The Company continues to monitor its ongoing activities and will make adjustments in its business if needed, including updating any estimates or judgments impacting its financial statements as appropriate.